Employee Retirement and Severance Benefits (Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Japan
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 918,736	¥ 924,536
Fair value of plan assets	672,889	728,724
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	891,204	889,652
Fair value of plan assets	670,826	728,724
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	384,167	420,383
Fair value of plan assets	245,554	249,609
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	369,215	394,840
Fair value of plan assets	¥ 244,826	¥ 245,247